Average Annual Total Returns{- Health Care Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 - Health Care Portfolio	Health Care Portfolio-Default Return Before Taxes Past 1 year	Health Care Portfolio-Default Return Before Taxes Past 5 years	Health Care Portfolio-Default Return Before Taxes Past 10 years	Health Care Portfolio-Default After Taxes on Distributions Past 1 year	Health Care Portfolio-Default After Taxes on Distributions Past 5 years	Health Care Portfolio-Default After Taxes on Distributions Past 10 years	Health Care Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Health Care Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Health Care Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1513 Past 1 year	F1513 Past 5 years	F1513 Past 10 years
Total	24.43%	14.25%	18.88%	20.99%	12.92%	16.69%	16.32%	11.17%	15.26%	18.40%	15.22%	13.88%	18.28%	12.73%	16.53%